Consolidated Statement of Cash Flow (Schedule of Changes in Working Capital Shown in the Consolidated Statement of Cash Flow) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENT OF CASH FLOWS.
(Increase) Decrease in Inventories		$ (1,330,000)	$ (6,694,000)	$ 1,241,000
Decrease (Increase) in Trade receivables		6,820,000	(1,425,000)	(23,290,000)
Increase in Prepayments and other receivables and Other assets		(33,328,000)	(30,929,000)	(13,817,000)
Increase (Decrease) in Trade and other payables		1,413,000	(999,000)	26,515,000
Decrease in working capital	[1]	(26,425,000)	(40,047,000)	(9,351,000)
Withholding taxes		$ 27,558,000	$ 27,256,000	$ 16,361,000

[1]	Includes withholding taxes from clients for US$ 27,558,000, US$ 27,256,000 and US$ 16,361,000 in 2023, 2022 and 2021, respectively.